UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  December 31, 2021

Item 1. Reports to Stockholders.

(a)

Vert Global Sustainable Real Estate Fund

Semi-Annual Report
December 31, 2021

Vert Global Sustainable Real Estate Fund

Table of Contents

Sector & Country Allocations	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Expense Example	23
Statement Regarding Liquidity Risk Management Program	25
Approval of the Investment Advisory Agreement and Sub-Advisory Agreement	26
Notice to Shareholders	30
Privacy Notice	31

Vert Global Sustainable Real Estate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2021 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2021 (Unaudited)

United States	69.1%
Japan	7.5%
Australia	6.9%
United Kingdom	6.3%
France	2.8%
Hong Kong	1.6%
Singapore	1.4%
Canada	0.7%
Belgium	0.6%
South Africa	0.5%
New Zealand	0.5%
Germany	0.3%
Spain	0.3%
Mexico	0.3%
Netherlands	0.1%
Ireland	0.1%
Short-Term Investments and Other	1.0%

Percentages represent market value as a percentage of net assets.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS
at December 31, 2021 (Unaudited)

	Number of
REITS – 99.0%	Shares	Value
Diversified REITs – 9.1%
Activia Properties, Inc. (c)	111	$401,306
Alexander & Baldwin, Inc.	11,331	284,295
American Assets Trust, Inc.	8,113	304,481
Charter Hall Long Wale REIT (c)	90,067	330,997
Cofinimmo SA (c)	5,305	847,332
Covivio (c)	10,104	829,394
Cromwell EU REIT(c)	46,919	135,146
Dream Impact Trust (a)(c)	8,300	40,354
Empire State Realty Trust, Inc.	18,801	167,329
Gecina SA (c)	7,300	1,021,493
Goodman Property Trust (c)	178,489	315,124
GPT Group (c)	303,560	1,196,993
Growthpoint Properties Australia Ltd. (c)	50,233	159,294
Growthpoint Properties Ltd. (c)	594,792	573,703
Hulic Reit, Inc. (c)	239	359,603
ICADE (c)	5,733	412,496
Kenedix Office Investment Corp. (c)	68	420,228
Land Securities Group PLC (c)	128,036	1,351,284
LondonMetric Property PLC (c)	167,046	641,977
Mirvac Group (c)	614,730	1,301,241
Morguard Real Estate Investment Trust (a)	4,903	21,008
NIPPON REIT Investment Corp. (c)	71	253,139
Nomura Real Estate Master Fund, Inc. (c)	698	982,322
Premier Investment Corp. (c)	251	338,891
Redefine Properties Ltd. (c)	1,141,199	314,270
Schroder Real Estate Investment Trust Ltd. (c)	92,182	66,753
Sekisui House Reit, Inc. (c)	803	598,438
Stockland (c)	380,759	1,174,644
Tokyu REIT, Inc. (c)	134	230,609
United Urban Investment Corp. (c)	572	672,270
Washington Real Estate Investment Trust	11,265	291,200
		16,037,614
Health Care REITs – 7.7%
Healthpeak Properties, Inc.	88,610	3,197,935
Physicians Realty Trust	35,973	677,371

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

	Number of
REITS – 99.0% (Continued)	Shares	Value
Health Care REITs – 7.7% (Continued)
Ventas, Inc.	66,052	$3,376,578
Welltower, Inc.	72,001	6,175,526
		13,427,410
Hotel & Resort REITs – 1.8%
DiamondRock Hospitality Co. (a)	33,175	318,812
Hersha Hospitality Trust (a)	4,777	43,805
Host Hotels & Resorts, Inc. (a)	116,752	2,030,317
Pebblebrook Hotel Trust	18,241	408,051
RLJ Lodging Trust	27,209	379,022
		3,180,007
Industrial REITs – 18.7%
Americold Realty Trust	42,919	1,407,314
Dream Industrial Real Estate Investment Trust (a)(c)	15,887	216,273
Duke Realty Corp.	62,804	4,122,455
Frasers Logistics & Industrial Trust (c)	456,500	514,860
GLP J-Reit (c)	788	1,362,072
Goodman Group (c)	272,160	5,246,365
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,229	702,724
Industrial & Infrastructure Fund Investment Corp. (c)	346	667,145
Japan Logistics Fund, Inc. (c)	160	495,438
LaSalle Logiport REIT	331	583,082
Mitsubishi Estate Logistics REIT Investment Corp. (c)	45	205,056
Nippon Prologis REIT, Inc. (c)	334	1,180,601
PLA Administradora Industrial S de RL de CV (c)	145,010	202,336
Prologis Property Mexico SA de CV (c)	87,344	241,870
Prologis, Inc.	49,880	8,397,797
Rexford Industrial Realty, Inc.	24,081	1,953,210
Segro PLC (c)	206,970	4,027,984
STAG Industrial, Inc.	27,985	1,342,161
		32,868,743
Office REITs – 11.0%
Alexandria Real Estate Equities, Inc.	24,334	5,425,509
Alstria Office REIT AG (c)	23,879	530,946
Befimmo SA (c)	4,329	166,325
Boston Properties, Inc.	24,381	2,808,204

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

	Number of
REITS – 99.0% (Continued)	Shares	Value
Office REITs – 11.0% (Continued)
Brandywine Realty Trust	23,288	$312,525
Cromwell Property Group (c)	245,585	155,446
Derwent London PLC (c)	19,300	897,857
Dexus Property Group (c)	170,693	1,380,197
Dream Office Real Estate Investment Trust (a)(c)	5,900	114,880
Franklin Street Properties Corp.	14,960	89,012
Great Portland Estates PLC (c)	43,051	426,148
Hibernia REIT Plc (c)	94,393	139,706
Hudson Pacific Properties, Inc.	24,742	611,375
Inmobiliaria Colonial Socimi SA (c)	56,287	526,661
Japan Excellent, Inc. (c)	203	235,297
Japan Prime Realty Investment Corp. (c)	138	478,581
JBG SMITH Properties	17,498	502,368
Keppel REIT (c)	322,600	270,740
Kilroy Realty Corp.	16,938	1,125,699
Manulife US Real Estate Investment Trust (c)	282,409	189,232
McKay Securities PLC (c)	11,835	36,203
Mori Hills REIT Investment Corp. (c)	249	337,902
Paramount Group, Inc.	27,670	230,768
Precinct Properties New Zealand Ltd. (c)	247,020	282,419
SL Green Realty Corp.	10,856	778,375
Vornado Realty Trust	26,254	1,098,992
Workspace Group PLC (c)	21,942	240,120
		19,391,487
Residential REITs – 16.1%
Advance Residence Investment Corp. (c)	244	806,050
AvalonBay Communities, Inc.	22,661	5,723,942
Boardwalk Real Estate (a)(c)	3,600	156,044
Comforia Residential REIT, Inc. (c)	120	356,255
Equity LifeStyle Properties, Inc.	27,907	2,446,328
Equity Residential	58,875	5,328,187
Essex Property Trust, Inc.	10,747	3,785,416
Home REIT PLC (c)	108,795	192,144
Kenedix Residential Next Investment Corp. (c)	186	359,472
Killam Apartment Real Estate Investment Trust (a)	11,300	210,733
NexPoint Residential Trust, Inc.	3,843	322,159

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

	Number of
REITS – 99.0% (Continued)	Shares	Value
Residential REITs – 16.1% (Continued)
Nippon Accommodations Fund, Inc. (c)	73	$420,751
Sun Communities, Inc.	19,738	4,144,388
The UNITE Group PLC (c)	54,273	816,278
UDR, Inc.	50,829	3,049,232
UMH Properties, Inc.	8,227	224,844
		28,342,223
Retail REITs – 15.3%
Alexander’s, Inc.	281	73,144
Altarea SCA (c)	747	142,778
British Land Company PLC (c)	162,770	1,175,413
CapitaLand Mall Trust (c)	883,512	1,336,729
Charter Hall Retail REIT (c)	82,642	256,192
Eurocommercial Properties NV (c)	5,405	117,447
Federal Realty Investment Trust	11,153	1,520,377
Hammerson (c)	656,153	293,275
Japan Retail Fund Investment Corp. (c)	1,302	1,121,668
Kenedix Retail REIT Corp. (c)	93	228,840
Kimco Realty Corp.	96,423	2,376,827
Kiwi Property Group Ltd. (c)	288,023	235,659
Klepierre SA (c)	31,950	756,008
Link REIT (c)	324,700	2,860,370
Macerich Co.	35,154	607,461
Mercialys SA (c)	12,898	125,884
Regency Centers Corp.	25,150	1,895,053
RioCan Real Estate Investment Trust (c)	30,613	555,170
Shaftesbury PLC (c)	23,748	198,174
Simon Property Group, Inc.	53,071	8,479,154
Unibail-Rodamco-Westfield (a)(c)	22,550	1,578,031
Vastned Belgium NV (c)	234	7,706
Vastned Retail NV (c)	2,359	64,457
Vicinity Centres (c)	608,156	747,930
Wereldhave Belgium VA (c)	447	25,089
Wereldhave NV	3,210	46,817
		26,825,653

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2021 (Unaudited)

	Number of
REITS – 99.0% (Continued)	Shares	Value
Specialized REITs – 19.3%
American Tower Corp.	29,975	$8,767,687
Big Yellow Group PLC (c)	31,496	727,716
Charter Hall Social Infrastructure REIT (c)	48,814	146,719
Digital Realty Trust, Inc.	46,833	8,283,353
Equinix, Inc.	10,003	8,460,937
Extra Space Storage, Inc.	22,220	5,037,941
Iron Mountain, Inc.	48,266	2,525,760
		33,950,113
TOTAL REITS
(Cost $140,224,590)		174,023,250

SHORT-TERM INVESTMENT – 0.7%
MONEY MARKET FUND – 0.7%
STIT – Government & Agency Portfolio 0.03% (b)	1,201,543	1,201,543
TOTAL SHORT-TERM INVESTMENT
(Cost $1,201,543)		1,201,543
TOTAL INVESTMENTS
(Cost $141,426,133) - 99.7%		175,224,793
Other Assets in Excess of Liabilities - 0.3%		531,244
TOTAL NET ASSETS – 100.00%		$175,756,037

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2021.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost of $141,426,133)	$175,224,793
Foreign currencies, at value (cost $20,086)	20,240
Receivables:
Fund shares sold	577,601
Dividends and interest	735,894
Return of Capital	2,196
Prepaid expenses	28,130
Total assets	176,588,854

Liabilities:
Payables:
Securities purchased	615,802
Fund shares redeemed	108,976
Advisory fee	33,207
Administration and fund accounting fees	30,535
Reports to shareholders	10,386
Custody fees	14,050
Transfer agent fees and expenses	7,685
Other accrued expenses	12,176
Total liabilities	832,817

Net assets	$175,756,037

Net assets consist of:
Paid in capital	$143,064,409
Total distributable earnings	32,691,628
Net assets	$175,756,037

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	175,756,037
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	14,294,367
Net asset value, offering price and redemption price per share	$12.30

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2021 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $89,517)	$2,188,753
Interest	95
Total investment income	2,188,848

Expenses:
Investment advisory fees (Note 4)	299,386
Administration and fund accounting fees (Note 4)	82,877
Transfer agent fees and expenses	26,795
Legal fees	13,358
Custody fees	36,110
Federal and state registration fees	15,480
Compliance expense	8,052
Audit fees	7,562
Trustees’ fees and expenses	7,857
Reports to shareholders	6,900
Other	5,410
Total expenses before reimbursement from advisor	509,787
Expense reimbursement from advisor (Note 4)	(135,555)
Net expenses	374,232
Net investment income	$1,814,616

Realized and unrealized gain on investments:
Net realized gain (loss) on transactions from:
Investments	$939,741
Foreign currency related transactions	(1,615)
Long-term capital gain distributions from
regulated investment companies	1,360
Net change in unrealized gain on:
Investments	14,404,135
Foreign currency related transactions	3,570
Net realized and unrealized gain on investments	15,347,191
Net increase in net assets resulting from operations	$17,161,807

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
Operations:
Net investment income	$1,814,616	$1,713,596
Net realized gain on investments	939,486	1,550,688
Net change in unrealized appreciation on investments	14,407,705	24,944,210
Net increase in net assets
resulting from operations	17,161,807	28,208,494

Distributions:
Distributable earnings	(5,921,436)	(1,277,948)
Total distributions	(5,921,436)	(1,277,948)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	45,614,777	73,220,132
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	5,915,514	1,269,739
Cost of shares redeemed
Institutional shares	(12,937,518)	(26,134,365)
Redemption fees retained
Institutional shares	—	—
Net increase in net assets from
capital share transactions	38,592,773	48,355,506
Total increase in net assets	49,833,144	75,286,052
Net Assets:
Beginning of period	125,922,893	50,636,841
End of period	$175,756,037	$125,922,893
Changes in Shares Outstanding:
Shares sold
Institutional shares	3,831,203	7,515,448
Proceeds from shares issued to holders
in reinvestment of dividends
Institutional shares	505,168	133,376
Shares redeemed
Institutional shares	(1,093,008)	(2,489,982)
Net increase in shares outstanding	3,243,363	5,158,842

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year or period

Institutional Shares

	Six Months					October 31,
	Ended		Year	Year	Year	2017
	December 31,		Ended	Ended	Ended	through
	2021		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018*
Net Asset Value –
Beginning of Period	$11.39		$8.59	$10.45	$10.13	$10.00

Income from
Investment Operations:
Net investment income[1]	0.15		0.19	0.32	0.28	0.23
Net realized and unrealized
gain (loss) on investments	1.19		2.76	(1.84)	0.38	(0.05)
Total from investment operations	1.34		2.95	(1.52)	0.66	0.18

Less Distributions:
Dividends from net
investment income	(0.26)		(0.15)	(0.34)	(0.33)	(0.05)
Distributions from net realized gains	(0.17)		—	—	(0.01)	—
Total distributions	(0.43)		(0.15)	(0.34)	(0.34)	(0.05)
Redemption Fees	—		—	— [2]	— [2]	—	[2]

Net Asset Value – End of Period	$12.30		$11.39	$8.59	$10.45	$10.13

Total Return	11.99	%^	34.72%	(15.14)%	6.64%	1.79	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$175,756		$125,923	$50,637	$24,184	$7,903
Ratio of operating expenses
to average net assets:
Before reimbursements	0.68	%+	0.80%	1.12%	1.92%	5.16	%+
After reimbursements	0.50	%+	0.50%	0.50%	0.50%	0.50	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	2.24	%+	1.66%	2.64%	1.36%	(1.18	)%+
After reimbursements	2.42	%+	1.96%	3.26%	2.78%	3.48	%+
Portfolio turnover rate	4	%^	19%	18%	10%	11	%+

*	Commencement of operations for Institutional Shares was October 31, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS
at December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Vert Global Sustainable Real Estate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund commenced operations on October 31, 2017 and currently only offers Institutional Shares. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charged a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  The Fund eliminated the redemption fee on October 31, 2019.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of December 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

I.
Recent Accounting Pronouncements and Rule Issuances: In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV.  A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2021, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$1,844,269	$14,153,345	$—	$16,037,614
Health Care REITs	13,427,410	—	—	13,427,410
Hotel & Resort REITs	3,180,007	—	—	3,180,007
Industrial REITs	18,586,140	14,282,603	—	32,868,743
Office REITs	14,382,584	5,008,903	—	19,391,487
Residential REITs	26,974,329	1,367,894	—	28,342,223
Retail REITs	15,714,179	11,111,474	—	26,825,653
Specialized REITs	33,803,394	146,719	—	33,950,113
Total REITs	127,952,312	46,070,938	—	174,023,250
Short-Term Investments	1,201,543	—	—	1,201,543
Total Investments in Securities	$129,153,855	$46,070,938	$—	$175,224,793

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2021, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund.  For the six months ended December 31, 2021, the Fund incurred $299,386 in advisory fees.  The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Rule 12b-1 plan fees, shareholder servicing plan fees, any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, leverage, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Institutional Shares	0.50%

For the six months ended December 31, 2021, the Advisor reduced its fees and absorbed Fund expenses in the amount of $135,355 for the Fund. The waivers and reimbursements will remain in effect through at least October 31, 2024, unless terminated sooner by, or with the consent of, the Board.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2022	6/30/2023	6/30/2024	12/31/2024	Total
$239,547	$242,089	$264,650	$135,355	$881,641

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the six months ended December 31, 2021, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration & fund accounting	$82,877
Custody	$36,110
Transfer agency(a)	$13,225

(a) Does not include out-of-pocket expenses.

At December 31, 2021, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$30,535
Custody	$14,050
Transfer agency(a)	$ 4,401

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended December 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$40,584,953	$5,931,289

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2021, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$107,083,184
Gross unrealized appreciation	21,794,590
Gross unrealized depreciation	(4,598,077)
Net unrealized depreciation	17,196,513
Undistributed ordinary income	2,559,894
Undistributed long-term capital gain	1,698,249
Total distributable earnings	4,258,143
Other accumulated gains/(losses)	(3,399)
Total accumulated earnings/(losses)	$21,451,257

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.

As of June 30, 2021, the Fund had no long-term or short-term tax basis capital losses  to offset future capital gains.

The tax character of distributions paid during the six months ended December 31, 2021 and the fiscal year ended June 30, 2021 was as follows:

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
Ordinary income	$3,685,700	$1,277,948
Long-term capital gains	2,235,736	—
	$5,921,436	$1,277,948

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Equity Market Risk:  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk:  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Real Estate Investment Risk:  The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2021 (Unaudited)

similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

REIT Risk:  A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Real Estate-Related Securities Concentration Risk:  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, Charles Schwab & Co., Inc. held 45% of the outstanding Institutional Shares of the Fund. TD Ameritrade, Inc. held 25% of the outstanding Institutional Shares of the Fund.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE
December 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2021 to December 31, 2021 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE (Continued)
December 31, 2021 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2021	12/31/2021	7/1/2021-12/31/2021
Actual
Institutional Shares	$1,000.00	$1,119.90	$2.67

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,022.68	$2.55

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Vert Global Sustainable Real Estate Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 10, 2020, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period June 1, 2019 through June 30, 2020 (the “Report”) and a memorandum regarding the Report prepared by the Trust’s chief compliance officer. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on November 8, 2021 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Vert Global Sustainable Real Estate Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Vert Asset Management, LLC (“Vert”), and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Vert and Dimensional Fund Advisors LP (“DFA”). In approving the Advisory Agreement and the Sub-Advisory Agreement, the Board relied on an SEC order issued on June 19, 2020 that conditionally exempts registered investment companies from in-person voting requirements due to the COVID-19 pandemic.

At this meeting, and at a prior meeting held on October 12, 2021, the Trustees, all of whom are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist them in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement and Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in the renewal of the Advisory Agreement and the Sub-Advisory Agreement, comparative information relating to the performance of the Fund against the Fund’s peer group and benchmark index, due diligence materials provided by Vert and DFA, including Vert’s and DFA’s Form ADV, information regarding Vert’s and DFA’s compliance programs, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Vert to DFA under the Sub-Advisory Agreement, the expense cap agreement between the Trust, on behalf of the Fund, and Vert, and comparative fee and expense information provided by Morningstar. The Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with representatives from Vert via videoconference earlier in the year to discuss Vert’s services to the Fund and various business, performance, marketing and compliance updates. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the quality of services provided by Vert and DFA, the performance of the Fund, brokerage and trading, Fund expenses, asset flows, compliance issues and related matters.

Based on their evaluation of the information provided as part of the November 8, 2021 meeting, as well as information provided by Vert and DFA over the course of the year, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Vert and DFA to the Fund. The Board considered the services provided by Vert, including security selection, environmental, social and governance (ESG) and sustainability review, sub-adviser evaluation and oversight, portfolio company engagement, compliance services, shareholder servicing, and Fund marketing. The Trustees considered that Vert and DFA and their respective personnel were responsible for the day-to-day management of the Fund, noting the qualifications, experience, and responsibilities of Samuel Adams, William Collins-Dean, Jed Fogdall, and Allen Pu, the Fund’s portfolio managers, and other key personnel at Vert and DFA and their service providers involved in the day-to-day activities of the Fund. The Trustees also noted any services that extended beyond portfolio management, including DFA’s brokerage practices. The Trustees also noted the growth of the Fund since inception, due in part to Vert’s marketing efforts. The Trustees discussed Vert’s and DFA’s compliance program, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of Vert’s and DFA’s compliance programs. The Trustees also considered the effective operation of each firm’s business continuity plan during the COVID-19 pandemic. The Trustees concluded that Vert and DFA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and the Sub-Advisory Agreement, respectively, and that the nature, overall quality and extent of services provided to the Fund were satisfactory.

2. INVESTMENT PERFORMANCE OF THE FUND

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, and since inception periods ended June 30, 2021. In assessing the quality of the portfolio management services delivered by Vert and DFA, the Trustees considered the performance of the Fund on both an absolute basis and in comparison to the S&P Global REIT Index. The Trustees also compared the Fund’s performance to a peer group of US global real estate funds (the “Morningstar Peer Group”).

The Trustees noted that the Fund’s performance was in line with the S&P Global REIT Index for the one-year period ended June 30, 2021 and the Fund underperformed the Index for the three-year and since inception periods, and that it underperformed its Morningstar Peer Group for the one-year period and outperformed the peer group average for the three-year period ended June 30, 2021. The Board considered that Vert and DFA do not manage any accounts or composites of other separately managed accounts that are similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from Vert’s and DFA’s continued management.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER AND SUB-ADVISER

The Trustees considered the cost of services provided by Vert and Vert’s advisory fee, including a review of comparative fee and expense information and peer group data. The Trustees considered the total net expense ratio of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by Vert.

The Trustees also considered Vert’s and DFA’s financial statements, the amount of the sub-advisory fee payable to DFA and other financial information. The Trustees also examined a profitability analysis prepared by Vert based on the fees payable under the Advisory Agreement.

The Trustees noted that the Fund’s contractual management fee of 0.40% was below the Morningstar Peer Group average and the lowest in the category. The Trustees noted that Vert does not manage any comparable separately managed accounts for fee comparison purposes. The Trustees further noted that the total net expense ratio for the Institutional Shares was below the Morningstar Peer Group. The Board noted that, pursuant to a contractual operating expense limitation agreement between Vert and the Fund, Vert has agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, shareholder servicing plan fees and other excludable expenses) do not exceed 0.50% of the Fund’s average daily net assets, through at least October 31, 2024, unless terminated sooner by, or with the consent of, the Board.

The Trustees concluded that the Fund’s expenses and the management fees paid to Vert were fair and reasonable in light of the quality of the services provided to the Fund. The Trustees did not consider Vert’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not yet profitable to Vert.

The Trustees then considered the sub-advisory fee paid to DFA by Vert for the services provided as the Fund’s sub-adviser, including Vert’s discussion of the appropriateness of the sub-advisory fee. The Trustees concluded that the sub-advisory fee paid to DFA by Vert was reasonable. The Trustees also noted that the sub-advisory fee is paid by Vert, not the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered the Fund’s expenses and the structure of the Fund’s management fee with respect to potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Vert has been waiving fees or reimbursing expenses since the Fund’s inception. In addition, the Fund’s gross expenses have gone down as the Fund has grown. The Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Vert and the Fund at the Fund’s current asset level.

Vert Global Sustainable Real Estate Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (Unaudited) (Continued)

Because the sub-advisory fees payable to DFA is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Vert or DFA from their association with the Fund to be material factors.

CONCLUSION

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term, as being in the best interests of the Fund and its shareholders.

Vert Global Sustainable Real Estate Fund

NOTICE TO SHAREHOLDERS
at December 31, 2021 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-740-VERT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-844-740-VERT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT).  The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-844-740-VERT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-740-VERT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Vert Global Sustainable Real Estate Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•     information we receive about you on applications or other forms;

•     information you give us orally; and

•     information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•     social security number;

•     account balances;

•     account transactions;

•     transaction history;

•     wire transfer instructions; and

•     checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 844-740-VERT.

Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA  94965

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(844) 740-VERT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA  19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        3/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott Ostrowski
Scott Ostrowski, President/
Principal Executive Officer

Date        3/8/2022

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date        3/8/2022

* Print the name and title of each signing officer under his or her signature.